Insurance (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Amounts Arising from Insurance Contracts

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2020	2019	2018
Insurance Revenue
Earned Premiums
Gross	$4,845	$4,632	$4,398

Reinsurance ceded	643	915	915

Net earned premiums	4,202	3,717	3,483

Fee income and other revenue[1]	363	565	562

Insurance Revenue	4,565	4,282	4,045
Insurance Claims and Related Expenses
Gross	3,380	2,987	2,676

Reinsurance ceded	494	200	232
Insurance Claims and Related Expenses	$2,886	$2,787	$2,444

[1]

Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2020 were $92 million (2019 – $123 million; 2018 – $130 million).

Summary of Movement in Provisions for Unpaid Claims

The following table presents movements in the property and casualty insurance provision for unpaid claims during the year.

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2020			October 31, 2019
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$4,840	$141	$4,699	$4,812	$160	$4,652
Claims costs for current accident year	2,948	302	2,646	2,727	–	2,727
Prior accident years claims development (favourable) unfavourable	(354)	(5)	(349)	(410)	(2)	(408)
Increase (decrease) due to changes in assumptions:
Discount rate	123	–	123	95	1	94

Provision for adverse deviation	25	4	21	(7)	(1)	(6)

Claims and related expenses	2,742	301	2,441	2,405	(2)	2,407
Claims paid during the year for:
Current accident year	(1,346)	(179)	(1,167)	(1,239)	–	(1,239)

Prior accident years	(1,084)	(7)	(1,077)	(1,147)	(26)	(1,121)

	(2,430)	(186)	(2,244)	(2,386)	(26)	(2,360)

Increase (decrease) in reinsurance/other recoverables	(10)	(10)	–	9	9	–
Balance as at end of year	$5,142	$246	$4,896	$4,840	$141	$4,699

Summary of Movement in Provisions for Unearned Premiums

The following table presents movements in the property and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2020			October 31, 2019
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$1,869	$17	$1,852	$1,674	$19	$1,655
Written premiums	3,879	127	3,752	3,528	105	3,423

Earned premiums	(3,625)	(120)	(3,505)	(3,333)	(107)	(3,226)
Balance as at end of year	$2,123	$24	$2,099	$1,869	$17	$1,852

Incurred Claims by Accident Year

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2011 and prior	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
Net ultimate claims cost at end of accident year	$4,230	$1,830	$2,245	$2,465	$2,409	$2,438	$2,425	$2,631	$2,727	$2,646
Revised estimates
One year later	4,483	1,930	2,227	2,334	2,367	2,421	2,307	2,615	2,684
Two years later	4,794	1,922	2,191	2,280	2,310	2,334	2,258	2,573
Three years later	4,726	1,885	2,158	2,225	2,234	2,264	2,201
Four years later	4,758	1,860	2,097	2,147	2,162	2,200
Five years later	4,663	1,818	2,047	2,084	2,115
Six years later	4,577	1,793	2,004	2,044
Seven years later	4,556	1,761	1,982
Eight years later	4,493	1,754

Nine years later	4,466

Current estimates of cumulative claims	4,466	1,754	1,982	2,044	2,115	2,200	2,201	2,573	2,684	2,646
Cumulative payments to date	(4,337)	(1,695)	(1,911)	(1,914)	(1,878)	(1,831)	(1,688)	(1,866)	(1,716)	(1,167)
Net undiscounted provision for unpaid claims	129	59	71	130	237	369	513	707	968	1,479	$4,662
Effect of discounting											(195)

Provision for adverse deviation											429
Net provision for unpaid claims											$4,896

Summary of Sensitivity Analysis for Actuarial Assumptions

Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2020		October 31, 2019
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$130	$96	$122	$89
Decrease in assumption	(140)	(103)	(131)	(96)
Margin for adverse deviation
Increase in assumption	(47)	(35)	(45)	(33)
Decrease in assumption	47	35	45	33
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(52)	$(39)	$(52)	$(38)
Decrease in assumption	52	39	52	38
Severity of claims
Increase in assumption	(225)	(166)	(220)	(161)

Decrease in assumption	225	166	220	161